RELATED PARTY TRANSACTIONS - Advance to vendors - related parties (Details) - Related Party - USD ($)	Mar. 31, 2024	Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Advance to vendors, net	$ 189,733	$ 624,375
Qinghai Chengchuang Ideal Trading Co. Ltd.
RELATED PARTY TRANSACTIONS
Advance to vendors, net	105,732
Shanghai Tuwen Office Equipment Co., Ltd
RELATED PARTY TRANSACTIONS
Advance to vendors, net	38,770	26,209
Qingdao Lixing Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Advance to vendors, net	31,195
Shanghai Mingzhe Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Advance to vendors, net		495,643
Qinghai Jiayuan Mingyue Trade Co., Ltd
RELATED PARTY TRANSACTIONS
Advance to vendors, net		102,471
Others
RELATED PARTY TRANSACTIONS
Advance to vendors, net	$ 14,036	$ 52